UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

February 28, 2013

1.859202.104

FLC-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 126.6%
	Shares	Value
COMMON STOCKS - 126.6%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.0%
Delphi Automotive PLC (c)	2,500	$ 104,625
Drew Industries, Inc.	2,700	98,226
		202,851
Automobiles - 0.4%
General Motors Co. (a)	3,500	95,025
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	10,900	0
Sonic Corp. (a)	17,900	202,091
Household Durables - 1.0%
Ryland Group, Inc.	2,700	96,444
Whirlpool Corp.	900	101,655
		198,099
Internet & Catalog Retail - 0.5%
Expedia, Inc.	1,500	95,760
Leisure Equipment & Products - 0.5%
Brunswick Corp.	2,800	102,032
Media - 3.7%
CBS Corp. Class B	5,400	234,306
Comcast Corp. Class A (special) (non-vtg.)	1,600	61,296
Time Warner, Inc.	4,000	212,680
Valassis Communications, Inc.	9,000	247,410
		755,692
Multiline Retail - 1.0%
Macy's, Inc.	5,100	209,610
Specialty Retail - 1.0%
Conn's, Inc. (a)	400	12,816
O'Reilly Automotive, Inc. (a)	1,000	101,740
Urban Outfitters, Inc. (a)	2,300	93,196
		207,752
Textiles, Apparel & Luxury Goods - 2.5%
G-III Apparel Group Ltd. (a)	5,600	204,400
PVH Corp.	2,500	304,625
		509,025
TOTAL CONSUMER DISCRETIONARY		2,577,937
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - 11.3%
Beverages - 4.2%
Coca-Cola Enterprises, Inc.	6,700	$ 239,726
Constellation Brands, Inc. Class A (sub. vtg.) (a)	13,900	614,936
		854,662
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	7,700	393,624
Kroger Co.	8,800	257,048
		650,672
Food Products - 0.5%
Ingredion, Inc.	1,500	99,300
Household Products - 2.0%
Procter & Gamble Co.	5,300	403,754
Tobacco - 1.4%
Imperial Tobacco Group PLC	5,605	203,223
Japan Tobacco, Inc.	3,100	97,826
		301,049
TOTAL CONSUMER STAPLES		2,309,437
ENERGY - 13.1%
Energy Equipment & Services - 5.0%
Ensco PLC Class A	6,900	414,966
Halliburton Co.	9,900	410,949
Helix Energy Solutions Group, Inc. (a)	8,200	191,962
		1,017,877
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	5,300	620,895
EPL Oil & Gas, Inc. (a)	5,700	146,661
Marathon Petroleum Corp.	5,000	414,400
Phillips 66	7,600	478,496
		1,660,452
TOTAL ENERGY		2,678,329
FINANCIALS - 23.7%
Capital Markets - 4.0%
KKR & Co. LP	22,500	409,950
The Blackstone Group LP	21,600	408,240
		818,190
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Commercial Banks - 1.0%
CapitalSource, Inc.	23,900	$ 215,100
Consumer Finance - 1.0%
SLM Corp.	10,700	202,979
Diversified Financial Services - 5.8%
Citigroup, Inc.	18,500	776,445
JPMorgan Chase & Co.	8,300	406,036
		1,182,481
Insurance - 8.3%
Axis Capital Holdings Ltd.	5,200	211,796
Berkshire Hathaway, Inc. Class B (a)	4,100	418,856
Everest Re Group Ltd.	3,300	411,213
Hartford Financial Services Group, Inc.	17,000	401,370
Lincoln National Corp.	8,300	245,182
		1,688,417
Real Estate Management & Development - 1.5%
Altisource Portfolio Solutions SA	3,700	301,698
Thrifts & Mortgage Finance - 2.1%
Ocwen Financial Corp. (a)	10,700	421,794
TOTAL FINANCIALS		4,830,659
HEALTH CARE - 14.6%
Biotechnology - 5.4%
Amgen, Inc.	7,000	639,870
PDL BioPharma, Inc.	33,400	238,476
United Therapeutics Corp. (a)	3,600	215,316
		1,093,662
Health Care Equipment & Supplies - 1.9%
Medtronic, Inc.	4,300	193,328
Sirona Dental Systems, Inc. (a)	2,800	198,856
		392,184
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	4,400	207,680
CIGNA Corp.	7,200	420,912
Molina Healthcare, Inc. (a)	6,100	194,651
		823,243
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Pharmaceuticals - 3.3%
Eli Lilly & Co.	7,400	$ 404,484
Mylan, Inc. (a)	8,800	260,568
		665,052
TOTAL HEALTH CARE		2,974,141
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.3%
Ducommun, Inc. (a)	3,600	55,800
Textron, Inc.	14,300	412,555
		468,355
Airlines - 2.2%
Alaska Air Group, Inc. (a)	4,300	221,665
US Airways Group, Inc. (a)	16,400	220,252
		441,917
Building Products - 0.7%
A.O. Smith Corp.	2,000	143,060
Commercial Services & Supplies - 1.0%
Unifirst Corp. Massachusetts	2,400	200,496
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	4,400	214,896
MasTec, Inc. (a)	5,700	171,513
URS Corp.	2,700	114,102
		500,511
Industrial Conglomerates - 1.0%
Siemens AG sponsored ADR	2,000	207,560
Machinery - 1.1%
Oshkosh Truck Corp. (a)	1,800	69,408
Terex Corp. (a)	5,100	167,331
		236,739
Professional Services - 2.6%
Dun & Bradstreet Corp.	2,600	209,560
Kelly Services, Inc. Class A (non-vtg.)	6,000	105,960
Manpower, Inc.	3,800	207,480
		523,000
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	8,800	$ 136,576
TOTAL INDUSTRIALS		2,858,214
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. (a)	74,000	415,140
Motorola Solutions, Inc.	3,400	211,514
		626,654
Computers & Peripherals - 3.9%
NCR Corp. (a)	7,300	201,334
SanDisk Corp. (a)	4,100	206,599
Seagate Technology	5,700	183,312
Western Digital Corp.	4,400	207,504
		798,749
Electronic Equipment & Components - 1.2%
Flextronics International Ltd. (a)	36,800	244,720
IT Services - 2.3%
Alliance Data Systems Corp. (a)	1,500	238,035
Computer Sciences Corp.	2,600	124,878
FleetCor Technologies, Inc. (a)	1,500	104,715
		467,628
Semiconductors & Semiconductor Equipment - 4.4%
Cirrus Logic, Inc. (a)	7,100	170,684
NXP Semiconductors NV (a)	6,200	200,384
Samsung Electronics Co. Ltd.	369	525,417
		896,485
Software - 6.8%
Microsoft Corp.	24,100	669,980
Oracle Corp.	21,100	722,886
		1,392,866
TOTAL INFORMATION TECHNOLOGY		4,427,102
MATERIALS - 9.3%
Chemicals - 2.3%
Ashland, Inc.	1,500	116,955
Axiall Corp.	2,100	118,818
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	1,900	$ 132,487
Westlake Chemical Corp.	1,100	94,842
		463,102
Construction Materials - 1.0%
Eagle Materials, Inc.	3,200	205,792
Containers & Packaging - 2.1%
Graphic Packaging Holding Co. (a)	27,600	204,792
Rock-Tenn Co. Class A	2,500	221,125
		425,917
Metals & Mining - 1.9%
Commercial Metals Co.	12,000	195,720
Reliance Steel & Aluminum Co.	2,900	193,111
		388,831
Paper & Forest Products - 2.0%
International Paper Co.	9,400	413,694
TOTAL MATERIALS		1,897,336
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	202,119
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc. (a)	10,600	103,880
Vodafone Group PLC sponsored ADR	3,600	90,504
		194,384
TOTAL TELECOMMUNICATION SERVICES		396,503
UTILITIES - 4.4%
Electric Utilities - 3.9%
Edison International	4,200	201,726
ITC Holdings Corp.	1,300	109,876
PNM Resources, Inc.	16,600	372,836
UNS Energy Corp.	2,300	108,146
		792,584
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	9,100	$ 105,742
TOTAL UTILITIES		898,326
TOTAL COMMON STOCKS (Cost $23,439,635)		25,847,984
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.16% (b) (Cost $386,555)	386,555	386,555
TOTAL INVESTMENT PORTFOLIO - 128.5% (Cost $23,826,190)		26,234,539
TOTAL SHORT STOCK POSITIONS - (27.7)% (Proceeds $5,353,173)		(5,650,137)
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(168,796)
NET ASSETS - 100%		$ 20,415,606
SHORT STOCK POSITIONS - (27.7)%
COMMON STOCKS - (27.7)%
CONSUMER DISCRETIONARY - (1.8)%
Hotels, Restaurants & Leisure - (0.5)%
MGM Mirage, Inc.	(8,500)	$ (106,165)
Leisure Equipment & Products - (0.5)%
Callaway Golf Co.	(14,300)	(96,096)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - (0.8)%
Family Dollar Stores, Inc.	(2,800)	$ (161,140)
TOTAL CONSUMER DISCRETIONARY		(363,401)
CONSUMER STAPLES - (0.5)%
Beverages - (0.5)%
Brown-Forman Corp. Class B (non-vtg.)	(1,600)	(104,992)
ENERGY - (1.5)%
Oil, Gas & Consumable Fuels - (1.5)%
Clayton Williams Energy, Inc.	(2,300)	(91,310)
FX Energy, Inc.	(23,100)	(81,543)
Goodrich Petroleum Corp.	(10,600)	(136,634)
		(309,487)
FINANCIALS - (8.5)%
Capital Markets - (1.0)%
Northern Trust Corp.	(1,900)	(101,023)
T. Rowe Price Group, Inc.	(1,400)	(99,666)
		(200,689)
Commercial Banks - (1.9)%
TCF Financial Corp.	(8,300)	(114,042)
Valley National Bancorp	(13,060)	(130,992)
Westamerica Bancorp.	(3,300)	(146,025)
		(391,059)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Diversified Financial Services - (0.5)%
CME Group, Inc.	(1,800)	$ (107,676)
Insurance - (1.2)%
Kemper Corp.	(4,700)	(148,708)
Progressive Corp.	(4,200)	(102,312)
		(251,020)
Real Estate Investment Trusts - (1.6)%
Digital Realty Trust, Inc.	(1,500)	(100,470)
Plum Creek Timber Co., Inc.	(2,800)	(135,800)
UDR, Inc.	(4,100)	(97,826)
		(334,096)
Real Estate Management & Development - (1.0)%
Forestar Group, Inc.	(11,200)	(195,104)
Thrifts & Mortgage Finance - (1.3)%
Astoria Financial Corp.	(15,500)	(151,590)
New York Community Bancorp, Inc.	(7,600)	(102,600)
		(254,190)
TOTAL FINANCIALS		(1,733,834)
HEALTH CARE - (4.3)%
Biotechnology - (1.9)%
Anacor Pharmaceuticals, Inc.	(16,400)	(57,072)
Dendreon Corp.	(6,800)	(39,372)
Incyte Corp.	(9,200)	(204,240)
Verastem, Inc.	(10,000)	(94,200)
		(394,884)
Health Care Equipment & Supplies - (0.5)%
Intuitive Surgical, Inc.	(200)	(101,978)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Providers & Services - (0.7)%
Health Net, Inc.	(5,400)	$ (138,996)
Health Care Technology - (0.8)%
Computer Programs & Systems, Inc.	(2,900)	(151,206)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(83,022)
TOTAL HEALTH CARE		(870,086)
INDUSTRIALS - (1.9)%
Machinery - (1.0)%
Navistar International Corp.	(8,200)	(203,606)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(3,400)	(175,542)
TOTAL INDUSTRIALS		(379,148)
INFORMATION TECHNOLOGY - (7.4)%
Electronic Equipment & Components - (2.0)%
Cognex Corp.	(2,900)	(119,451)
Dolby Laboratories, Inc. Class A	(3,200)	(102,016)
FARO Technologies, Inc.	(4,500)	(190,575)
		(412,042)
Semiconductors & Semiconductor Equipment - (5.4)%
Advanced Micro Devices, Inc.	(71,700)	(178,533)
Atmel Corp.	(18,100)	(123,080)
International Rectifier Corp.	(6,100)	(128,222)
Intersil Corp. Class A	(20,800)	(176,592)
Microchip Technology, Inc.	(2,900)	(105,763)
Power Integrations, Inc.	(2,900)	(121,249)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc.	(7,100)	$ (126,664)
Volterra Semiconductor Corp.	(9,500)	(145,825)
		(1,105,928)
TOTAL INFORMATION TECHNOLOGY		(1,517,970)
MATERIALS - (0.3)%
Metals & Mining - (0.3)%
Silver Standard Resources, Inc.	(6,400)	(65,344)
UTILITIES - (1.5)%
Electric Utilities - (0.7)%
Duke Energy Corp.	(2,200)	(152,350)
Multi-Utilities - (0.8)%
TECO Energy, Inc.	(8,900)	(153,525)
TOTAL UTILITIES		(305,875)
TOTAL SHORT STOCK POSITIONS - (27.7)% (Proceeds $5,353,173)	$ (5,650,137)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $17,561,969, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities from income tax purposes was $23,836,068. Net unrealized appreciation aggregated $2,398,471, of which $2,633,512 related to appreciated investment securities and $235,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® 130/30
Large Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859224.104

AFLC-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 126.6%
	Shares	Value
COMMON STOCKS - 126.6%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.0%
Delphi Automotive PLC (c)	2,500	$ 104,625
Drew Industries, Inc.	2,700	98,226
		202,851
Automobiles - 0.4%
General Motors Co. (a)	3,500	95,025
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	10,900	0
Sonic Corp. (a)	17,900	202,091
Household Durables - 1.0%
Ryland Group, Inc.	2,700	96,444
Whirlpool Corp.	900	101,655
		198,099
Internet & Catalog Retail - 0.5%
Expedia, Inc.	1,500	95,760
Leisure Equipment & Products - 0.5%
Brunswick Corp.	2,800	102,032
Media - 3.7%
CBS Corp. Class B	5,400	234,306
Comcast Corp. Class A (special) (non-vtg.)	1,600	61,296
Time Warner, Inc.	4,000	212,680
Valassis Communications, Inc.	9,000	247,410
		755,692
Multiline Retail - 1.0%
Macy's, Inc.	5,100	209,610
Specialty Retail - 1.0%
Conn's, Inc. (a)	400	12,816
O'Reilly Automotive, Inc. (a)	1,000	101,740
Urban Outfitters, Inc. (a)	2,300	93,196
		207,752
Textiles, Apparel & Luxury Goods - 2.5%
G-III Apparel Group Ltd. (a)	5,600	204,400
PVH Corp.	2,500	304,625
		509,025
TOTAL CONSUMER DISCRETIONARY		2,577,937
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - 11.3%
Beverages - 4.2%
Coca-Cola Enterprises, Inc.	6,700	$ 239,726
Constellation Brands, Inc. Class A (sub. vtg.) (a)	13,900	614,936
		854,662
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	7,700	393,624
Kroger Co.	8,800	257,048
		650,672
Food Products - 0.5%
Ingredion, Inc.	1,500	99,300
Household Products - 2.0%
Procter & Gamble Co.	5,300	403,754
Tobacco - 1.4%
Imperial Tobacco Group PLC	5,605	203,223
Japan Tobacco, Inc.	3,100	97,826
		301,049
TOTAL CONSUMER STAPLES		2,309,437
ENERGY - 13.1%
Energy Equipment & Services - 5.0%
Ensco PLC Class A	6,900	414,966
Halliburton Co.	9,900	410,949
Helix Energy Solutions Group, Inc. (a)	8,200	191,962
		1,017,877
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	5,300	620,895
EPL Oil & Gas, Inc. (a)	5,700	146,661
Marathon Petroleum Corp.	5,000	414,400
Phillips 66	7,600	478,496
		1,660,452
TOTAL ENERGY		2,678,329
FINANCIALS - 23.7%
Capital Markets - 4.0%
KKR & Co. LP	22,500	409,950
The Blackstone Group LP	21,600	408,240
		818,190
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Commercial Banks - 1.0%
CapitalSource, Inc.	23,900	$ 215,100
Consumer Finance - 1.0%
SLM Corp.	10,700	202,979
Diversified Financial Services - 5.8%
Citigroup, Inc.	18,500	776,445
JPMorgan Chase & Co.	8,300	406,036
		1,182,481
Insurance - 8.3%
Axis Capital Holdings Ltd.	5,200	211,796
Berkshire Hathaway, Inc. Class B (a)	4,100	418,856
Everest Re Group Ltd.	3,300	411,213
Hartford Financial Services Group, Inc.	17,000	401,370
Lincoln National Corp.	8,300	245,182
		1,688,417
Real Estate Management & Development - 1.5%
Altisource Portfolio Solutions SA	3,700	301,698
Thrifts & Mortgage Finance - 2.1%
Ocwen Financial Corp. (a)	10,700	421,794
TOTAL FINANCIALS		4,830,659
HEALTH CARE - 14.6%
Biotechnology - 5.4%
Amgen, Inc.	7,000	639,870
PDL BioPharma, Inc.	33,400	238,476
United Therapeutics Corp. (a)	3,600	215,316
		1,093,662
Health Care Equipment & Supplies - 1.9%
Medtronic, Inc.	4,300	193,328
Sirona Dental Systems, Inc. (a)	2,800	198,856
		392,184
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	4,400	207,680
CIGNA Corp.	7,200	420,912
Molina Healthcare, Inc. (a)	6,100	194,651
		823,243
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Pharmaceuticals - 3.3%
Eli Lilly & Co.	7,400	$ 404,484
Mylan, Inc. (a)	8,800	260,568
		665,052
TOTAL HEALTH CARE		2,974,141
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.3%
Ducommun, Inc. (a)	3,600	55,800
Textron, Inc.	14,300	412,555
		468,355
Airlines - 2.2%
Alaska Air Group, Inc. (a)	4,300	221,665
US Airways Group, Inc. (a)	16,400	220,252
		441,917
Building Products - 0.7%
A.O. Smith Corp.	2,000	143,060
Commercial Services & Supplies - 1.0%
Unifirst Corp. Massachusetts	2,400	200,496
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	4,400	214,896
MasTec, Inc. (a)	5,700	171,513
URS Corp.	2,700	114,102
		500,511
Industrial Conglomerates - 1.0%
Siemens AG sponsored ADR	2,000	207,560
Machinery - 1.1%
Oshkosh Truck Corp. (a)	1,800	69,408
Terex Corp. (a)	5,100	167,331
		236,739
Professional Services - 2.6%
Dun & Bradstreet Corp.	2,600	209,560
Kelly Services, Inc. Class A (non-vtg.)	6,000	105,960
Manpower, Inc.	3,800	207,480
		523,000
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	8,800	$ 136,576
TOTAL INDUSTRIALS		2,858,214
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. (a)	74,000	415,140
Motorola Solutions, Inc.	3,400	211,514
		626,654
Computers & Peripherals - 3.9%
NCR Corp. (a)	7,300	201,334
SanDisk Corp. (a)	4,100	206,599
Seagate Technology	5,700	183,312
Western Digital Corp.	4,400	207,504
		798,749
Electronic Equipment & Components - 1.2%
Flextronics International Ltd. (a)	36,800	244,720
IT Services - 2.3%
Alliance Data Systems Corp. (a)	1,500	238,035
Computer Sciences Corp.	2,600	124,878
FleetCor Technologies, Inc. (a)	1,500	104,715
		467,628
Semiconductors & Semiconductor Equipment - 4.4%
Cirrus Logic, Inc. (a)	7,100	170,684
NXP Semiconductors NV (a)	6,200	200,384
Samsung Electronics Co. Ltd.	369	525,417
		896,485
Software - 6.8%
Microsoft Corp.	24,100	669,980
Oracle Corp.	21,100	722,886
		1,392,866
TOTAL INFORMATION TECHNOLOGY		4,427,102
MATERIALS - 9.3%
Chemicals - 2.3%
Ashland, Inc.	1,500	116,955
Axiall Corp.	2,100	118,818
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	1,900	$ 132,487
Westlake Chemical Corp.	1,100	94,842
		463,102
Construction Materials - 1.0%
Eagle Materials, Inc.	3,200	205,792
Containers & Packaging - 2.1%
Graphic Packaging Holding Co. (a)	27,600	204,792
Rock-Tenn Co. Class A	2,500	221,125
		425,917
Metals & Mining - 1.9%
Commercial Metals Co.	12,000	195,720
Reliance Steel & Aluminum Co.	2,900	193,111
		388,831
Paper & Forest Products - 2.0%
International Paper Co.	9,400	413,694
TOTAL MATERIALS		1,897,336
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	202,119
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc. (a)	10,600	103,880
Vodafone Group PLC sponsored ADR	3,600	90,504
		194,384
TOTAL TELECOMMUNICATION SERVICES		396,503
UTILITIES - 4.4%
Electric Utilities - 3.9%
Edison International	4,200	201,726
ITC Holdings Corp.	1,300	109,876
PNM Resources, Inc.	16,600	372,836
UNS Energy Corp.	2,300	108,146
		792,584
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	9,100	$ 105,742
TOTAL UTILITIES		898,326
TOTAL COMMON STOCKS (Cost $23,439,635)		25,847,984
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.16% (b) (Cost $386,555)	386,555	386,555
TOTAL INVESTMENT PORTFOLIO - 128.5% (Cost $23,826,190)		26,234,539
TOTAL SHORT STOCK POSITIONS - (27.7)% (Proceeds $5,353,173)		(5,650,137)
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(168,796)
NET ASSETS - 100%		$ 20,415,606
SHORT STOCK POSITIONS - (27.7)%
COMMON STOCKS - (27.7)%
CONSUMER DISCRETIONARY - (1.8)%
Hotels, Restaurants & Leisure - (0.5)%
MGM Mirage, Inc.	(8,500)	$ (106,165)
Leisure Equipment & Products - (0.5)%
Callaway Golf Co.	(14,300)	(96,096)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - (0.8)%
Family Dollar Stores, Inc.	(2,800)	$ (161,140)
TOTAL CONSUMER DISCRETIONARY		(363,401)
CONSUMER STAPLES - (0.5)%
Beverages - (0.5)%
Brown-Forman Corp. Class B (non-vtg.)	(1,600)	(104,992)
ENERGY - (1.5)%
Oil, Gas & Consumable Fuels - (1.5)%
Clayton Williams Energy, Inc.	(2,300)	(91,310)
FX Energy, Inc.	(23,100)	(81,543)
Goodrich Petroleum Corp.	(10,600)	(136,634)
		(309,487)
FINANCIALS - (8.5)%
Capital Markets - (1.0)%
Northern Trust Corp.	(1,900)	(101,023)
T. Rowe Price Group, Inc.	(1,400)	(99,666)
		(200,689)
Commercial Banks - (1.9)%
TCF Financial Corp.	(8,300)	(114,042)
Valley National Bancorp	(13,060)	(130,992)
Westamerica Bancorp.	(3,300)	(146,025)
		(391,059)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Diversified Financial Services - (0.5)%
CME Group, Inc.	(1,800)	$ (107,676)
Insurance - (1.2)%
Kemper Corp.	(4,700)	(148,708)
Progressive Corp.	(4,200)	(102,312)
		(251,020)
Real Estate Investment Trusts - (1.6)%
Digital Realty Trust, Inc.	(1,500)	(100,470)
Plum Creek Timber Co., Inc.	(2,800)	(135,800)
UDR, Inc.	(4,100)	(97,826)
		(334,096)
Real Estate Management & Development - (1.0)%
Forestar Group, Inc.	(11,200)	(195,104)
Thrifts & Mortgage Finance - (1.3)%
Astoria Financial Corp.	(15,500)	(151,590)
New York Community Bancorp, Inc.	(7,600)	(102,600)
		(254,190)
TOTAL FINANCIALS		(1,733,834)
HEALTH CARE - (4.3)%
Biotechnology - (1.9)%
Anacor Pharmaceuticals, Inc.	(16,400)	(57,072)
Dendreon Corp.	(6,800)	(39,372)
Incyte Corp.	(9,200)	(204,240)
Verastem, Inc.	(10,000)	(94,200)
		(394,884)
Health Care Equipment & Supplies - (0.5)%
Intuitive Surgical, Inc.	(200)	(101,978)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Providers & Services - (0.7)%
Health Net, Inc.	(5,400)	$ (138,996)
Health Care Technology - (0.8)%
Computer Programs & Systems, Inc.	(2,900)	(151,206)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(83,022)
TOTAL HEALTH CARE		(870,086)
INDUSTRIALS - (1.9)%
Machinery - (1.0)%
Navistar International Corp.	(8,200)	(203,606)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(3,400)	(175,542)
TOTAL INDUSTRIALS		(379,148)
INFORMATION TECHNOLOGY - (7.4)%
Electronic Equipment & Components - (2.0)%
Cognex Corp.	(2,900)	(119,451)
Dolby Laboratories, Inc. Class A	(3,200)	(102,016)
FARO Technologies, Inc.	(4,500)	(190,575)
		(412,042)
Semiconductors & Semiconductor Equipment - (5.4)%
Advanced Micro Devices, Inc.	(71,700)	(178,533)
Atmel Corp.	(18,100)	(123,080)
International Rectifier Corp.	(6,100)	(128,222)
Intersil Corp. Class A	(20,800)	(176,592)
Microchip Technology, Inc.	(2,900)	(105,763)
Power Integrations, Inc.	(2,900)	(121,249)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc.	(7,100)	$ (126,664)
Volterra Semiconductor Corp.	(9,500)	(145,825)
		(1,105,928)
TOTAL INFORMATION TECHNOLOGY		(1,517,970)
MATERIALS - (0.3)%
Metals & Mining - (0.3)%
Silver Standard Resources, Inc.	(6,400)	(65,344)
UTILITIES - (1.5)%
Electric Utilities - (0.7)%
Duke Energy Corp.	(2,200)	(152,350)
Multi-Utilities - (0.8)%
TECO Energy, Inc.	(8,900)	(153,525)
TOTAL UTILITIES		(305,875)
TOTAL SHORT STOCK POSITIONS - (27.7)% (Proceeds $5,353,173)	$ (5,650,137)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $17,561,969, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities from income tax purposes was $23,836,068. Net unrealized appreciation aggregated $2,398,471, of which $2,633,512 related to appreciated investment securities and $235,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2013

1.797943.109

NMF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.7%
Johnson Controls, Inc.	270,000	$ 8,497
Tenneco, Inc. (a)	150,000	5,315
		13,812
Automobiles - 0.3%
Tesla Motors, Inc. (a)	194,200	6,764
Distributors - 0.4%
Pool Corp.	172,300	7,878
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc. Class A (d)	648,700	8,219
Jubilant Foodworks Ltd. (a)	232,999	4,486
Yum! Brands, Inc.	241,700	15,827
		28,532
Household Durables - 0.5%
D.R. Horton, Inc.	224,300	5,002
Toll Brothers, Inc. (a)	140,800	4,804
		9,806
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	250,000	5,220
Rakuten, Inc.	477,800	4,129
		9,349
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	7,044
Media - 3.9%
Comcast Corp. Class A	962,100	38,282
Legend Pictures LLC (f)(g)	1,010	1,872
Shutterstock, Inc.	187,200	6,103
The Walt Disney Co.	481,200	26,269
Viacom, Inc. Class B (non-vtg.)	153,500	8,974
		81,500
Specialty Retail - 2.2%
Cabela's, Inc. Class A (a)	254,300	12,865
Lowe's Companies, Inc.	466,800	17,808
PT ACE Hardware Indonesia Tbk	65,168,000	4,923
Sally Beauty Holdings, Inc. (a)	346,400	9,609
		45,205
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	349,600	$ 7,161
Hanesbrands, Inc. (a)	218,300	8,653
		15,814
TOTAL CONSUMER DISCRETIONARY		225,704
CONSUMER STAPLES - 5.9%
Beverages - 0.9%
Beam, Inc.	140,700	8,587
Constellation Brands, Inc. Class A (sub. vtg.) (a)	213,200	9,432
		18,019
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	403,300	20,617
Walgreen Co.	293,100	12,000
Whole Foods Market, Inc.	101,600	8,699
		41,316
Food Products - 0.7%
Associated British Foods PLC	200,000	5,619
The Hershey Co.	106,800	8,901
		14,520
Household Products - 0.2%
LG Household & Health Care Ltd.	8,117	4,649
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	300,000	7,137
Tobacco - 1.8%
Altria Group, Inc.	358,600	12,031
British American Tobacco PLC sponsored ADR	130,600	13,619
Japan Tobacco, Inc.	346,900	10,947
		36,597
TOTAL CONSUMER STAPLES		122,238
ENERGY - 10.1%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc. (d)	141,500	9,860
Helmerich & Payne, Inc.	158,300	10,489
Schlumberger Ltd.	429,800	33,460
		53,809
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	185,800	$ 14,786
Cabot Oil & Gas Corp.	248,100	15,375
Concho Resources, Inc. (a)	81,100	7,296
EOG Resources, Inc.	109,200	13,728
EQT Corp.	102,300	6,454
EV Energy Partners LP	144,600	8,099
Exxon Mobil Corp.	857,277	76,760
Noble Energy, Inc.	54,800	6,073
Southwestern Energy Co. (a)	212,800	7,293
		155,864
TOTAL ENERGY		209,673
FINANCIALS - 20.1%
Capital Markets - 1.1%
Apollo Investment Corp.	770,500	6,696
Charles Schwab Corp.	451,700	7,336
KKR & Co. LP	425,600	7,754
Manning & Napier, Inc.	140,817	2,104
		23,890
Commercial Banks - 5.2%
Alliance Financial Corp.	97,189	4,320
Bank of the Ozarks, Inc.	166,700	6,400
First Republic Bank	348,600	12,706
FirstMerit Corp.	349,400	5,283
U.S. Bancorp	555,000	18,859
Webster Financial Corp.	266,400	5,866
Wells Fargo & Co.	1,561,500	54,777
		108,211
Diversified Financial Services - 3.9%
Citigroup, Inc.	775,000	32,527
JPMorgan Chase & Co.	628,900	30,766
KKR Financial Holdings LLC	1,532,500	16,995
		80,288
Insurance - 6.8%
AIA Group Ltd.	2,679,400	11,608
American International Group, Inc. (a)	1,242,800	47,239
Arch Capital Group Ltd. (a)	248,700	12,216
Assured Guaranty Ltd.	795,100	14,845
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Direct Line Insurance Group PLC	3,335,300	$ 10,676
Fairfax Financial Holdings Ltd. (sub. vtg.)	17,000	6,459
Fidelity National Financial, Inc. Class A	315,000	7,856
MetLife, Inc.	477,600	16,926
The Chubb Corp.	167,400	14,067
		141,892
Real Estate Investment Trusts - 1.4%
MFA Financial, Inc.	606,700	5,387
Public Storage	50,000	7,561
The Geo Group, Inc.	197,127	6,809
Two Harbors Investment Corp.	687,600	8,843
		28,600
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	198,300	8,894
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)(d)	1,423,000	4,241
Ocwen Financial Corp. (a)	146,000	5,755
Radian Group, Inc. (d)	1,909,323	16,821
		26,817
TOTAL FINANCIALS		418,592
HEALTH CARE - 17.7%
Biotechnology - 3.9%
Amgen, Inc.	254,380	23,253
ARIAD Pharmaceuticals, Inc. (a)	249,600	5,249
BioMarin Pharmaceutical, Inc. (a)	236,200	13,693
Dynavax Technologies Corp. (a)	1,723,742	3,516
Infinity Pharmaceuticals, Inc. (a)	167,900	6,933
Merrimack Pharmaceuticals, Inc.	208,000	1,331
Neurocrine Biosciences, Inc. (a)	833,570	8,819
Novavax, Inc. (a)	1,858,100	3,382
Synageva BioPharma Corp. (a)	178,300	8,910
Theravance, Inc. (a)	342,500	6,949
		82,035
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	505,900	15,905
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	173,400	$ 11,023
HeartWare International, Inc. CDI (a)	8,370,273	20,691
		47,619
Health Care Providers & Services - 4.1%
Air Methods Corp.	251,000	11,242
Amplifon SpA	433,178	2,330
Brookdale Senior Living, Inc. (a)	1,144,700	31,685
Capital Senior Living Corp. (a)	583,800	13,427
Corvel Corp. (a)	100,000	4,804
Emeritus Corp. (a)	200,915	5,724
Henry Schein, Inc. (a)	109,500	9,770
Qualicorp SA (a)	511,000	5,713
		84,695
Health Care Technology - 0.2%
HealthStream, Inc. (a)	200,000	4,278
Life Sciences Tools & Services - 1.2%
Eurofins Scientific SA	84,000	16,658
Illumina, Inc. (a)(d)	174,200	8,733
		25,391
Pharmaceuticals - 6.0%
Eli Lilly & Co.	424,700	23,214
Endo Health Solutions, Inc. (a)	200,000	6,200
Impax Laboratories, Inc. (a)	237,800	4,716
Johnson & Johnson	600,000	45,666
Merck & Co., Inc.	654,200	27,954
Optimer Pharmaceuticals, Inc. (a)(d)	437,900	5,307
Shire PLC sponsored ADR	69,300	6,491
ViroPharma, Inc. (a)	253,600	6,325
		125,873
TOTAL HEALTH CARE		369,891
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.3%
KEYW Holding Corp. (a)	591,348	8,575
Precision Castparts Corp.	53,300	9,945
Raytheon Co.	28,279	1,543
Teledyne Technologies, Inc. (a)	40,100	2,951
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	373,800	$ 10,784
TransDigm Group, Inc.	104,800	14,917
		48,715
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	112,200	6,398
Hub Group, Inc. Class A (a)	175,716	6,630
United Parcel Service, Inc. Class B	212,100	17,530
		30,558
Building Products - 0.5%
Owens Corning (a)	154,900	6,012
Universal Forest Products, Inc.	133,500	5,417
		11,429
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	164,400	8,467
Interface, Inc.	969,600	17,753
US Ecology, Inc.	86,421	2,149
		28,369
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	131,900	6,442
MasTec, Inc. (a)	239,100	7,195
		13,637
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	105,000	9,486
Industrial Conglomerates - 2.3%
General Electric Co.	2,105,100	48,880
Machinery - 0.3%
Fanuc Corp.	40,900	6,314
Professional Services - 1.9%
Acacia Research Corp. (a)	507,108	14,179
Advisory Board Co. (a)	106,800	5,427
Bureau Veritas SA	60,000	7,739
IHS, Inc. Class A (a)	51,700	5,493
Michael Page International PLC	993,611	6,471
		39,309
Road & Rail - 0.5%
Kansas City Southern	101,500	10,451
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)	143,000	5,277
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	287,800	$ 7,051
United Rentals, Inc. (a)	254,700	13,604
		25,932
TOTAL INDUSTRIALS		273,080
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	1,123,000	6,300
Juniper Networks, Inc. (a)	297,200	6,146
		12,446
Computers & Peripherals - 0.5%
3D Systems Corp. (a)(d)	171,150	6,326
Stratasys Ltd. (a)	80,600	5,089
		11,415
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	90,300	6,399
Measurement Specialties, Inc. (a)	259,400	9,421
		15,820
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	154,500	5,710
Cornerstone OnDemand, Inc. (a)	399,700	13,534
Demandware, Inc.	216,300	5,721
Google, Inc. Class A (a)	74,600	59,770
Open Text Corp. (a)(d)	70,600	3,887
		88,622
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A (a)	172,600	13,251
Fidelity National Information Services, Inc.	192,000	7,229
FleetCor Technologies, Inc. (a)	157,100	10,967
IBM Corp.	221,100	44,404
MasterCard, Inc. Class A	40,100	20,765
Paychex, Inc.	383,600	12,697
Teradata Corp. (a)	100,000	5,806
		115,119
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	850,000	$ 11,645
Samsung Electronics Co. Ltd.	14,862	21,162
		32,807
Software - 4.1%
Aspen Technology, Inc. (a)	288,900	8,887
Callidus Software, Inc. (a)(d)	701,300	3,051
Check Point Software Technologies Ltd. (a)	110,900	5,823
Citrix Systems, Inc. (a)	119,400	8,465
Concur Technologies, Inc. (a)	204,500	14,356
Imperva, Inc. (a)	167,700	6,121
MICROS Systems, Inc. (a)	112,800	4,828
NICE Systems Ltd. sponsored ADR (a)	126,900	4,481
Nuance Communications, Inc. (a)	227,100	4,181
Red Hat, Inc. (a)	141,000	7,164
ServiceNow, Inc. (d)	161,700	5,250
TIBCO Software, Inc. (a)	276,000	5,920
Trion World Network, Inc. warrants 8/10/17 (a)(g)	28,652	0
VMware, Inc. Class A (a)	95,100	6,831
		85,358
TOTAL INFORMATION TECHNOLOGY		361,587
MATERIALS - 2.1%
Chemicals - 2.0%
Airgas, Inc.	110,100	11,041
E.I. du Pont de Nemours & Co.	265,600	12,722
Monsanto Co.	83,900	8,476
Praxair, Inc.	95,600	10,808
		43,047
Metals & Mining - 0.1%
Ivanplats Ltd. Class A (g)	293,960	1,072
TOTAL MATERIALS		44,119
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
tw telecom, inc. (a)	327,200	8,285
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	696,600	$ 17,513
TOTAL TELECOMMUNICATION SERVICES		25,798
UTILITIES - 0.5%
Electric Utilities - 0.3%
Edison International	141,300	6,787
Multi-Utilities - 0.2%
YTL Corp. Bhd	6,726,016	3,589
YTL Power International Bhd warrants 6/11/18 (a)	448,401	55
		3,644
TOTAL UTILITIES		10,431
TOTAL COMMON STOCKS (Cost $1,637,353)		2,061,113
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(g)	128,191	655
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	910,747	3,898
Series C-1, 8.00% (a)(g)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,113)		4,860
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (g) (Cost $281)	$ 281	281
Other - 0.3%
Principal Amount (000s)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 4,520	$ 4,520
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	2,260,000	2,260
TOTAL OTHER (Cost $6,780)		6,780
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.16% (b)	31,073,047	31,073
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	42,017,039	42,017
TOTAL MONEY MARKET FUNDS (Cost $73,090)		73,090
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,725,617)		2,146,124
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(59,418)
NET ASSETS - 100%		$ 2,086,706
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,909,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 4,520
EQTY ER Holdings, LLC	1/29/13	$ 2,260
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 2,344
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 281
Ivanplats Ltd. Class A	10/23/12	$ 1,424
LegendPictures LLC	9/23/10 - 12/18/12	$ 1,103
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the Fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	115
Total	$ 127
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 4,520	$ -	$ -	$ 4,520
EQTY ER Holdings, LLC	-	2,260	-	-	2,260
Total	$ -	$ 6,780	$ -	$ -	$ 6,780
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,359	$ 216,788	$ -	$ 9,571
Consumer Staples	122,238	122,238	-	-
Energy	209,673	209,673	-	-
Financials	418,592	418,592	-	-
Health Care	369,891	369,891	-	-
Industrials	273,080	273,080	-	-
Information Technology	365,792	361,587	-	4,205
Materials	44,119	43,047	1,072	-
Telecommunication Services	25,798	25,798	-	-
Utilities	10,431	10,431	-	-
Corporate Bonds	281	-	-	281
Other/Energy	6,780	-	-	6,780
Money Market Funds	73,090	73,090	-	-
Total Investments in Securities:	$ 2,146,124	$ 2,124,215	$ 1,072	$ 20,837
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,730,342,000. Net unrealized appreciation aggregated $415,782,000, of which $447,774,000 related to appreciated investment securities and $31,992,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

February 28, 2013

1.797938.109

FEG-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.1%
Automobiles - 1.1%
Harley-Davidson, Inc.	375,000	$ 19,736
Distributors - 1.2%
LKQ Corp. (a)	975,000	20,660
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	275,000	9,180
Jack in the Box, Inc. (a)	300,000	9,498
Panera Bread Co. Class A (a)	50,000	8,048
Wyndham Worldwide Corp.	350,000	21,084
		47,810
Household Durables - 1.9%
Jarden Corp.	250,000	15,528
Tupperware Brands Corp.	220,000	17,211
		32,739
Internet & Catalog Retail - 2.3%
Expedia, Inc.	200,000	12,768
Liberty Media Corp. Interactive Series A (a)	500,000	10,440
TripAdvisor, Inc. (a)	350,000	15,911
		39,119
Media - 0.5%
Discovery Communications, Inc. (a)	110,000	8,066
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	475,000	21,463
Specialty Retail - 5.6%
Aarons, Inc. Class A	325,000	8,869
CarMax, Inc. (a)	300,000	11,523
DSW, Inc. Class A	50,000	3,385
Foot Locker, Inc.	350,000	11,967
O'Reilly Automotive, Inc. (a)	200,000	20,348
Ross Stores, Inc.	410,000	23,764
Ulta Salon, Cosmetics & Fragrance, Inc.	50,000	4,428
Urban Outfitters, Inc. (a)	300,000	12,156
		96,440
Textiles, Apparel & Luxury Goods - 4.5%
Carter's, Inc. (a)	285,000	16,077
PVH Corp.	160,000	19,496
Ralph Lauren Corp.	100,000	17,347
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	125,400	$ 20,222
Wolverine World Wide, Inc.	125,000	5,275
		78,417
TOTAL CONSUMER DISCRETIONARY		364,450
CONSUMER STAPLES - 6.3%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	250,000	16,405
Constellation Brands, Inc. Class A (sub. vtg.) (a)	250,000	11,060
Embotelladora Andina SA ADR	250,000	8,230
		35,695
Food Products - 3.0%
Mead Johnson Nutrition Co. Class A	290,000	21,724
The Hershey Co.	200,000	16,668
The J.M. Smucker Co.	140,000	13,342
		51,734
Personal Products - 0.0%
Herbalife Ltd.	25,000	1,007
Tobacco - 1.2%
Lorillard, Inc.	525,000	20,234
TOTAL CONSUMER STAPLES		108,670
ENERGY - 5.7%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	350,000	22,302
Dresser-Rand Group, Inc. (a)	200,000	12,332
Oceaneering International, Inc.	250,000	15,898
		50,532
Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	415,000	25,718
Pioneer Natural Resources Co.	185,000	23,275
		48,993
TOTAL ENERGY		99,525
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.8%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	130,000	$ 19,010
FXCM, Inc. Class A (d)	650,000	8,548
Oaktree Capital Group LLC	200,000	9,986
		37,544
Diversified Financial Services - 4.0%
IntercontinentalExchange, Inc. (a)	125,000	19,353
McGraw-Hill Companies, Inc.	485,000	22,577
MSCI, Inc. Class A (a)	399,978	13,251
NYSE Euronext	50,000	1,864
The NASDAQ Stock Market, Inc.	400,000	12,664
		69,709
Real Estate Investment Trusts - 0.9%
Rayonier, Inc.	300,000	16,761
Real Estate Management & Development - 1.7%
Altisource Asset Management Corp. (a)	11,500	1,492
Altisource Portfolio Solutions SA	160,000	13,046
CBRE Group, Inc. (a)	600,000	14,502
		29,040
TOTAL FINANCIALS		153,054
HEALTH CARE - 16.0%
Biotechnology - 2.2%
ARIAD Pharmaceuticals, Inc. (a)	225,000	4,732
BioMarin Pharmaceutical, Inc. (a)	140,000	8,116
Elan Corp. PLC sponsored ADR (a)	400,000	4,536
Medivation, Inc. (a)	100,000	4,914
Onyx Pharmaceuticals, Inc. (a)	65,000	4,895
Regeneron Pharmaceuticals, Inc. (a)	30,000	5,010
United Therapeutics Corp. (a)	90,000	5,383
		37,586
Health Care Equipment & Supplies - 3.2%
C.R. Bard, Inc.	150,000	14,828
DENTSPLY International, Inc.	325,000	13,462
IDEXX Laboratories, Inc. (a)	160,000	14,739
The Cooper Companies, Inc.	120,000	12,727
		55,756
Health Care Providers & Services - 8.2%
AmerisourceBergen Corp.	570,000	26,894
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Catamaran Corp. (a)	250,000	$ 13,428
Chemed Corp.	90,000	6,947
DaVita, Inc. (a)	215,000	25,718
Henry Schein, Inc. (a)	140,000	12,491
Laboratory Corp. of America Holdings (a)	240,000	21,264
MEDNAX, Inc. (a)	140,000	11,987
Universal Health Services, Inc. Class B	200,000	11,578
Wellcare Health Plans, Inc. (a)	200,000	11,438
		141,745
Life Sciences Tools & Services - 0.9%
Waters Corp. (a)	160,000	14,835
Pharmaceuticals - 1.5%
Actavis, Inc. (a)	175,000	14,903
Endo Health Solutions, Inc. (a)	40,000	1,240
Jazz Pharmaceuticals PLC (a)	90,000	5,236
Valeant Pharmaceuticals International, Inc. (United States) (a)	80,000	5,397
		26,776
TOTAL HEALTH CARE		276,698
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.2%
TransDigm Group, Inc.	150,000	21,351
Commercial Services & Supplies - 1.0%
Stericycle, Inc. (a)	175,000	16,786
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	275,000	7,810
Electrical Equipment - 3.6%
AMETEK, Inc.	550,000	23,007
Hubbell, Inc. Class B	154,000	14,308
Roper Industries, Inc.	200,000	24,922
		62,237
Machinery - 4.2%
Colfax Corp. (a)	125,000	5,425
IDEX Corp.	175,001	8,913
Ingersoll-Rand PLC	360,000	18,954
PACCAR, Inc.	250,000	11,858
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	240,000	$ 16,363
Valmont Industries, Inc.	70,000	11,029
		72,542
Professional Services - 1.9%
Equifax, Inc.	300,000	16,536
IHS, Inc. Class A (a)	160,000	17,000
		33,536
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	250,000	17,380
Trading Companies & Distributors - 1.6%
Brenntag AG	80,000	11,405
W.W. Grainger, Inc.	75,000	16,985
		28,390
TOTAL INDUSTRIALS		260,032
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 0.6%
Motorola Solutions, Inc.	175,000	10,887
Computers & Peripherals - 1.0%
NCR Corp. (a)	600,000	16,548
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	340,000	24,092
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	325,000	12,012
VeriSign, Inc. (a)	350,000	16,030
		28,042
IT Services - 6.1%
Amdocs Ltd.	375,000	13,676
Fiserv, Inc. (a)	305,000	25,044
Gartner, Inc. Class A (a)	370,000	18,411
Genpact Ltd.	850,000	14,969
Global Payments, Inc.	275,000	13,258
The Western Union Co.	1,400,000	19,642
		105,000
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	600,000	21,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	425,000	$ 14,544
Cree, Inc. (a)	200,000	9,046
		44,842
Software - 6.2%
Adobe Systems, Inc. (a)	200,000	7,860
Autodesk, Inc. (a)	400,000	14,688
Check Point Software Technologies Ltd. (a)	225,000	11,815
Citrix Systems, Inc. (a)	80,000	5,672
Concur Technologies, Inc. (a)	150,000	10,530
Intuit, Inc.	290,000	18,699
MICROS Systems, Inc. (a)	300,000	12,840
Nuance Communications, Inc. (a)	675,000	12,427
Synopsys, Inc. (a)	350,000	12,261
Workday, Inc.	13,789	762
		107,554
TOTAL INFORMATION TECHNOLOGY		336,965
MATERIALS - 6.3%
Chemicals - 5.3%
Airgas, Inc.	100,000	10,028
Albemarle Corp.	200,000	13,016
Eastman Chemical Co.	250,000	17,433
FMC Corp.	250,000	15,065
Sherwin-Williams Co.	130,000	21,007
Sigma Aldrich Corp.	65,000	5,009
W.R. Grace & Co. (a)	150,000	10,737
		92,295
Containers & Packaging - 1.0%
Ball Corp.	385,000	17,098
TOTAL MATERIALS		109,393
TOTAL COMMON STOCKS (Cost $1,469,401)		1,708,787
Money Market Funds - 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	21,994,802	$ 21,995
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	247,050	247
TOTAL MONEY MARKET FUNDS (Cost $22,242)		22,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,491,643)		1,731,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		473
NET ASSETS - 100%		$ 1,731,502
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	2
Total	$ 13
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,494,456,000. Net unrealized appreciation aggregated $236,573,000, of which $254,164,000 related to appreciated investment securities and $17,591,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 28, 2013

1.797941.109

GCF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 0.3%
Ford Motor Co.	3,245,000	$ 40,919
General Motors Co. (a)	22,800	619
Honda Motor Co. Ltd.	780,000	29,171
Tesla Motors, Inc. (a)	1,775,000	61,823
		132,532
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.	169,954	4,752
K12, Inc. (a)(d)(e)	2,010,000	41,909
		46,661
Hotels, Restaurants & Leisure - 3.3%
Arcos Dorados Holdings, Inc. Class A (d)	2,114,900	26,796
Buffalo Wild Wings, Inc. (a)	794,900	62,551
Chipotle Mexican Grill, Inc. (a)	121,000	38,332
Chuys Holdings, Inc. (e)	1,591,842	45,383
Dunkin' Brands Group, Inc.	3,003,340	111,574
Home Inns & Hotels Management, Inc. sponsored ADR (a)(e)	2,775,000	80,975
Hyatt Hotels Corp. Class A (a)	1,223,440	50,271
Las Vegas Sands Corp.	975,000	50,203
McDonald's Corp.	3,075,000	294,893
Panera Bread Co. Class A (a)	875,000	140,831
Starbucks Corp.	5,748,400	315,127
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	87,177
Yum! Brands, Inc.	2,010,000	131,615
		1,435,728
Household Durables - 1.5%
Gafisa SA sponsored ADR (a)(d)	1,570,000	6,688
Lennar Corp. Class A (d)	9,150,077	353,101
SodaStream International Ltd. (a)(d)(e)	1,990,322	94,719
Tempur-Pedic International, Inc. (a)	820,000	33,677
Toll Brothers, Inc. (a)	5,524,050	188,481
		676,666
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,151,000	568,445
Kayak Software Corp.	43,400	1,730
Netflix, Inc. (a)	211,000	39,685
priceline.com, Inc. (a)	315,000	216,588
TripAdvisor, Inc. (a)	960,000	43,642
		870,090
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 1.1%
Comcast Corp. Class A	6,537,500	$ 260,127
Lions Gate Entertainment Corp. (a)(d)	4,499,992	94,365
Pandora Media, Inc. (a)(d)	6,979,469	85,150
Time Warner, Inc.	1,025,650	54,534
		494,176
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,125,000	50,833
J.C. Penney Co., Inc. (d)	5,415,000	95,142
Nordstrom, Inc.	800,000	43,376
Target Corp.	722,589	45,494
		234,845
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	2,435,000	113,544
AutoNation, Inc. (a)(d)	1,050,000	45,959
Bed Bath & Beyond, Inc. (a)	1,300,000	73,775
CarMax, Inc. (a)	3,500,000	134,435
Five Below, Inc. (d)	2,062,093	82,071
Francescas Holdings Corp. (a)(d)(e)	3,928,379	99,977
Home Depot, Inc.	5,470,000	374,695
Limited Brands, Inc.	1,460,000	66,459
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,735,167	161,895
Tiffany & Co., Inc.	225,000	15,111
Urban Outfitters, Inc. (a)	680,000	27,554
		1,195,475
Textiles, Apparel & Luxury Goods - 4.8%
C. Wonder LLC (a)(g)(h)	555,556	17,500
Coach, Inc.	57,200	2,764
Fifth & Pacific Companies, Inc. (a)	1,540,000	27,859
Fossil, Inc. (a)(e)	5,753,744	591,312
lululemon athletica, Inc. (a)(d)(e)	12,117,100	812,452
Michael Kors Holdings Ltd. (a)	4,467,493	264,833
NIKE, Inc. Class B	3,438,000	187,233
Prada SpA	10,459,300	103,439
Tory Burch LLC (a)(g)(h)	324,840	17,505
Under Armour, Inc. Class A (sub. vtg.) (a)	1,010,000	49,773
VF Corp.	320,000	51,603
		2,126,273
TOTAL CONSUMER DISCRETIONARY		7,212,446
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.4%
Beverages - 1.9%
Beam, Inc.	1,570,000	$ 95,817
Dr. Pepper Snapple Group, Inc.	655,000	28,571
Monster Beverage Corp. (a)	2,504,406	126,297
PepsiCo, Inc.	1,461,640	110,748
SABMiller PLC	50,000	2,486
The Coca-Cola Co.	12,195,000	472,190
		836,109
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,795,800	181,897
CVS Caremark Corp.	1,240,000	63,389
Drogasil SA	3,281,873	37,836
Fresh Market, Inc. (a)(e)	2,448,468	114,148
Wal-Mart Stores, Inc.	5,524,114	390,997
Walgreen Co.	560,000	22,926
Whole Foods Market, Inc.	1,740,000	148,979
		960,172
Food Products - 3.2%
Archer Daniels Midland Co.	6,865,000	218,719
Bunge Ltd.	3,675,000	272,354
Campbell Soup Co. (d)	715,000	29,429
D.E. Master Blenders 1753 NV (a)	685,000	8,255
General Mills, Inc.	1,115,600	51,597
Green Mountain Coffee Roasters, Inc. (a)(e)	8,071,149	385,478
Hillshire Brands Co.	137,000	4,439
Kellogg Co.	965,000	58,383
Kraft Foods Group, Inc.	195,000	9,452
Mead Johnson Nutrition Co. Class A	1,686,800	126,358
Mondelez International, Inc.	585,000	16,175
Smithfield Foods, Inc. (a)	2,565,000	57,046
The Hershey Co.	815,000	67,922
Tyson Foods, Inc. Class A	4,300,000	97,481
Want Want China Holdings Ltd.	28,000,000	39,280
		1,442,368
Household Products - 1.0%
Church & Dwight Co., Inc.	685,000	42,443
Colgate-Palmolive Co.	1,230,000	140,749
Kimberly-Clark Corp.	670,000	63,168
Procter & Gamble Co.	2,704,483	206,028
		452,388
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Avon Products, Inc.	23,615	$ 462
Herbalife Ltd. (d)(e)	9,950,210	400,894
Nu Skin Enterprises, Inc. Class A (d)	1,180,000	48,616
		449,972
Tobacco - 2.1%
Altria Group, Inc.	5,730,380	192,254
Lorillard, Inc.	2,655,000	102,324
Philip Morris International, Inc.	6,795,380	623,476
		918,054
TOTAL CONSUMER STAPLES		5,059,063
ENERGY - 5.1%
Energy Equipment & Services - 1.4%
Carbo Ceramics, Inc. (d)	175,000	15,890
FMC Technologies, Inc. (a)	1,850,000	96,034
Halliburton Co.	3,250,000	134,908
Schlumberger Ltd.	4,839,600	376,763
		623,595
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	2,292,594	182,445
Apache Corp.	5,000	371
Chesapeake Energy Corp. (d)	3,000,000	60,480
Cobalt International Energy, Inc. (a)	70,900	1,749
Concho Resources, Inc. (a)	1,710,000	153,832
Continental Resources, Inc. (a)	1,990,000	175,120
Devon Energy Corp.	880,000	47,749
EOG Resources, Inc.	1,070,000	134,510
Hess Corp.	525,000	34,913
Kosmos Energy Ltd. (a)	2,290,000	25,030
Noble Energy, Inc.	568,758	63,035
Occidental Petroleum Corp.	2,805,000	230,936
PDC Energy, Inc. (a)	450,000	20,988
Peabody Energy Corp.	2,070,000	44,629
Phillips 66	275,000	17,314
Pioneer Natural Resources Co.	2,095,000	263,572
Range Resources Corp.	1,233,689	94,747
Southwestern Energy Co. (a)	97,461	3,340
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,490,000	$ 67,929
Whiting Petroleum Corp. (a)	430,000	20,941
		1,643,630
TOTAL ENERGY		2,267,225
FINANCIALS - 4.8%
Capital Markets - 0.6%
BlackRock, Inc. Class A	265,000	63,534
Charles Schwab Corp.	5,404,975	87,777
Franklin Resources, Inc.	45,000	6,356
ICG Group, Inc. (a)(e)	3,775,000	49,188
T. Rowe Price Group, Inc.	915,000	65,139
		271,994
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	4,415,000	79,338
HDFC Bank Ltd. sponsored ADR	2,770,000	105,399
ICICI Bank Ltd. sponsored ADR	1,205,000	50,514
Itau Unibanco Holding SA sponsored ADR	1,525,000	26,932
PrivateBancorp, Inc. (e)	4,388,426	78,597
Signature Bank (a)	606,885	45,073
Wells Fargo & Co.	1,552,300	54,455
		440,308
Consumer Finance - 1.8%
American Express Co.	1,832,548	113,893
Discover Financial Services	17,450,444	672,366
		786,259
Diversified Financial Services - 1.3%
Bank of America Corp.	8,350,000	93,771
BM&F Bovespa SA	23,879,772	161,780
Citigroup, Inc.	3,572,380	149,933
JPMorgan Chase & Co.	3,385,000	165,594
		571,078
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	67,572
TOTAL FINANCIALS		2,137,211
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 17.5%
Biotechnology - 11.9%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,438,949	$ 26,945
Aegerion Pharmaceuticals, Inc. (a)	193,345	5,824
Alexion Pharmaceuticals, Inc. (a)	6,049,060	524,695
Alkermes PLC (a)(e)	13,233,959	287,309
Alnylam Pharmaceuticals, Inc. (a)(e)	4,295,558	101,762
Amgen, Inc.	3,658,300	334,405
Array Biopharma, Inc. (a)	2,403,770	9,351
AVEO Pharmaceuticals, Inc. (a)	680,600	4,540
Biogen Idec, Inc. (a)	1,445,000	240,361
Celgene Corp. (a)	1,421,744	146,696
Cepheid, Inc. (a)(e)	3,360,155	122,410
Clovis Oncology, Inc. (a)(d)(e)	2,372,700	44,749
Elan Corp. PLC sponsored ADR (a)(e)	37,194,070	421,781
Exelixis, Inc. (a)(d)(e)	17,523,681	79,908
Gilead Sciences, Inc. (a)	10,740,000	458,705
Halozyme Therapeutics, Inc. (a)	1,890,000	10,319
ImmunoGen, Inc. (a)(d)(e)	8,385,462	127,207
Immunomedics, Inc. (a)(d)(e)	7,526,150	17,310
Incyte Corp. (a)(d)	695,000	15,429
Infinity Pharmaceuticals, Inc. (a)	1,582,000	65,321
InterMune, Inc. (a)	2,073,117	18,389
Ironwood Pharmaceuticals, Inc. Class A (a)	4,590,000	68,529
Isis Pharmaceuticals, Inc. (a)(d)(e)	10,116,251	148,709
Lexicon Pharmaceuticals, Inc. (a)(e)	51,025,869	100,521
Merrimack Pharmaceuticals, Inc. (e)	6,432,444	41,168
Metabolix, Inc. (a)(d)(e)	2,565,799	6,235
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,000	21,085
NPS Pharmaceuticals, Inc. (a)(e)	8,587,783	68,531
Prothena Corp. PLC (a)(e)	919,367	5,672
Regeneron Pharmaceuticals, Inc. (a)(e)	7,691,613	1,284,499
Rigel Pharmaceuticals, Inc. (a)(e)	8,757,895	58,853
Seattle Genetics, Inc. (a)(d)(e)	11,909,340	335,129
Synageva BioPharma Corp. (a)	475,000	23,736
Transition Therapeutics, Inc. (a)(e)	2,332,446	4,921
Vertex Pharmaceuticals, Inc. (a)	1,109,767	51,959
		5,282,963
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	1,861,500	62,900
Align Technology, Inc. (a)	715,000	22,480
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	1,870,000	$ 126,412
DexCom, Inc. (a)	380,000	5,673
Edwards Lifesciences Corp. (a)	760,000	65,307
Genmark Diagnostics, Inc. (a)	1,266,968	13,214
ICU Medical, Inc. (a)	345,000	19,582
Insulet Corp. (a)(e)	4,239,300	95,681
Medtronic, Inc.	604,964	27,199
St. Jude Medical, Inc.	834,200	34,202
		472,650
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	720,000	10,950
Cardinal Health, Inc.	485,000	22,412
Catamaran Corp. (a)	5,607,328	301,170
Express Scripts Holding Co. (a)	526,303	29,952
McKesson Corp.	1,780,000	188,911
UnitedHealth Group, Inc.	176,400	9,429
		562,824
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	955,000	89,569
Cerner Corp. (a)	515,000	45,042
		134,611
Pharmaceuticals - 2.9%
AbbVie, Inc.	1,861,500	68,727
Actavis, Inc. (a)	590,000	50,244
Allergan, Inc.	2,265,000	245,571
Bristol-Myers Squibb Co.	3,913,700	144,689
Concert Pharmaceuticals, Inc. (a)(h)	186,198	151
Endocyte, Inc. (a)	511,041	4,932
Hospira, Inc. (a)	3,090,000	90,939
Johnson & Johnson	83,300	6,340
MAP Pharmaceuticals, Inc. (a)(e)	3,516,482	87,912
Mylan, Inc. (a)	50,000	1,481
Questcor Pharmaceuticals, Inc. (d)	2,822,600	92,017
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	26,367
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,572,261	443,249
		1,262,619
TOTAL HEALTH CARE		7,715,667
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	2,465,000	$ 172,797
Lockheed Martin Corp.	1,040,100	91,529
The Boeing Co.	1,494,800	114,950
United Technologies Corp.	3,945,000	357,220
		736,496
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	3,724,000	307,789
Airlines - 1.1%
Delta Air Lines, Inc. (a)	2,050,000	29,254
JetBlue Airways Corp. (a)(d)(e)	18,434,923	111,716
Ryanair Holdings PLC sponsored ADR	940,000	36,340
Southwest Airlines Co.	8,348,515	97,678
United Continental Holdings, Inc. (a)	7,250,000	193,648
		468,636
Construction & Engineering - 0.1%
Fluor Corp.	455,000	28,165
KBR, Inc.	650,000	19,754
		47,919
Electrical Equipment - 0.5%
Eaton Corp. PLC	25,000	1,549
Emerson Electric Co.	2,065,000	117,086
Rockwell Automation, Inc.	1,160,000	104,794
		223,429
Industrial Conglomerates - 0.8%
3M Co.	1,910,000	198,640
Danaher Corp.	2,815,000	173,404
		372,044
Machinery - 1.4%
Caterpillar, Inc.	3,585,000	331,146
Cummins, Inc.	1,790,000	207,407
Deere & Co.	840,000	73,777
Illinois Tool Works, Inc.	100,000	6,150
Rexnord Corp.	587,500	11,967
		630,447
Professional Services - 0.0%
Nielsen Holdings B.V.	600,000	20,214
Road & Rail - 1.2%
CSX Corp.	4,930,000	113,094
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	150,000	$ 2,993
Union Pacific Corp.	2,910,000	398,990
		515,077
TOTAL INDUSTRIALS		3,322,051
INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 2.1%
F5 Networks, Inc. (a)	405,000	38,244
Infinera Corp. (a)(d)(e)	11,216,700	72,796
Juniper Networks, Inc. (a)	460,000	9,513
Motorola Solutions, Inc.	485,000	30,172
Palo Alto Networks, Inc.	45,800	2,800
QUALCOMM, Inc.	10,743,400	705,089
Riverbed Technology, Inc. (a)	4,226,890	64,587
		923,201
Computers & Peripherals - 5.8%
3D Systems Corp. (a)(d)	1,117,500	41,303
Apple, Inc.	5,065,959	2,236,100
Fusion-io, Inc. (a)(d)(e)	9,560,486	161,381
NetApp, Inc. (a)	534,686	18,088
SanDisk Corp. (a)	290,000	14,613
Silicon Graphics International Corp. (a)(d)(e)	3,282,775	49,406
Stratasys Ltd. (a)	660,000	41,672
		2,562,563
Electronic Equipment & Components - 0.4%
Corning, Inc.	1,103,000	13,909
Trimble Navigation Ltd. (a)	495,000	29,418
Universal Display Corp. (a)(d)(e)	3,595,914	112,840
		156,167
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	1,465,000	54,146
Baidu.com, Inc. sponsored ADR (a)	195,000	17,698
Demandware, Inc.	1,447,773	38,294
Dropbox, Inc. (h)	1,105,082	10,000
eBay, Inc. (a)	7,212,200	394,363
Facebook, Inc. Class A	6,196,814	168,863
Google, Inc. Class A (a)	2,400,448	1,923,239
LinkedIn Corp. (a)	1,100,000	184,998
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mail.ru Group Ltd. GDR (f)	122,600	$ 4,117
MercadoLibre, Inc. (d)	350,000	29,964
Rackspace Hosting, Inc. (a)	1,975,000	110,324
SINA Corp. (a)	310,000	16,021
Yandex NV (a)	895,000	20,755
YouKu.com, Inc. ADR (a)(d)	1,670,000	34,051
		3,006,833
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	133,174
IBM Corp.	2,909,800	584,375
MasterCard, Inc. Class A	837,000	433,415
Teradata Corp. (a)	540,000	31,352
Visa, Inc. Class A	2,934,100	465,466
		1,647,782
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp.	1,690,000	59,860
Applied Micro Circuits Corp. (a)(e)	6,531,638	51,927
ARM Holdings PLC sponsored ADR	1,400,000	60,928
ASML Holding NV	880,793	62,519
Broadcom Corp. Class A	4,755,000	162,193
Cree, Inc. (a)(d)(e)	11,365,294	514,052
Cypress Semiconductor Corp. (e)	15,593,240	164,197
Intel Corp.	2,710,000	56,504
KLA-Tencor Corp.	510,000	27,928
Marvell Technology Group Ltd.	1,918,310	19,375
MaxLinear, Inc. Class A (a)	2,354,608	13,845
Mellanox Technologies Ltd. (a)(d)(e)	4,231,289	223,116
NVIDIA Corp. (e)	50,295,384	636,740
Peregrine Semiconductor Corp. (d)	300,000	2,997
Rambus, Inc. (a)(d)(e)	11,457,400	64,620
Samsung Electronics Co. Ltd.	50,000	71,195
Silicon Laboratories, Inc. (a)(e)	4,600,680	191,020
Skyworks Solutions, Inc. (a)	1,625,000	34,613
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	775,000	14,144
Texas Instruments, Inc.	3,941,000	135,452
Volterra Semiconductor Corp. (a)	58,305	895
		2,568,120
Software - 9.4%
Activision Blizzard, Inc.	6,924,776	99,024
Adobe Systems, Inc. (a)	668,236	26,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	954,677	$ 67,687
Electronic Arts, Inc. (a)	300,000	5,259
Guidewire Software, Inc. (a)	1,525,000	55,739
Intuit, Inc.	685,000	44,169
Jive Software, Inc. (a)(d)	1,830,400	30,348
Microsoft Corp.	10,770,000	299,406
Nuance Communications, Inc. (a)	1,580,000	29,088
Oracle Corp.	6,925,000	237,251
QLIK Technologies, Inc. (a)(e)	6,382,742	165,951
Red Hat, Inc. (a)(e)	15,218,586	773,256
salesforce.com, Inc. (a)(e)	10,754,203	1,819,826
ServiceNow, Inc. (d)	1,633,400	53,036
SolarWinds, Inc. (a)	3,690,000	208,337
Solera Holdings, Inc.	460,963	25,952
Splunk, Inc.	1,931,300	69,778
TiVo, Inc. (a)(e)	8,074,576	100,044
VMware, Inc. Class A (a)	417,533	29,991
Workday, Inc.	726,700	40,179
		4,180,583
TOTAL INFORMATION TECHNOLOGY		15,045,249
MATERIALS - 2.5%
Chemicals - 2.3%
CF Industries Holdings, Inc.	46,785	9,396
E.I. du Pont de Nemours & Co.	3,940,000	188,726
Eastman Chemical Co.	555,000	38,700
Monsanto Co.	7,319,978	739,537
The Dow Chemical Co.	1,000,000	31,720
		1,008,079
Metals & Mining - 0.2%
Alcoa, Inc.	1,650,000	14,058
Barrick Gold Corp.	54,000	1,637
Fortescue Metals Group Ltd. (d)	13,372,802	64,474
Mongolian Mining Corp. (a)	25,802,500	11,045
Nucor Corp.	200,000	9,010
		100,224
TOTAL MATERIALS		1,108,303
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	3,032,900	$ 141,121
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	14,865,000	86,217
TOTAL TELECOMMUNICATION SERVICES		227,338
TOTAL COMMON STOCKS (Cost $27,779,680)		44,094,553
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(h)	827,814	5,000
bluebird bio (h)	9,767,944	4,867
Intarcia Therapeutics, Inc. (h)	1,051,411	14,331
		24,198
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(h)	2,070,648	14,495
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (a)(h)	2,036,659	10,002
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(h)	4,000,000	7,160
		17,162
TOTAL HEALTH CARE		55,855
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	70,000	15,285
TOTAL PREFERRED STOCKS (Cost $68,093)		71,140
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	27	$ 0*
Fidelity Securities Lending Cash Central Fund,0.16% (b)(c) (Cost $1,767,048)	1,767,048,418	1,767,048
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $29,614,821)		45,932,741
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,663,748)
NET ASSETS - 100%		$ 44,268,993
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,117,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,011,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Ariosa Diagnostics	11/30/11	$ 5,000
bluebird bio	7/23/12	$ 4,867
C. Wonder LLC	12/27/12	$ 17,500
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Tory Burch LLC	12/31/12	$ 17,505
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	5,566
Total	$ 5,587
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alkermes PLC	$ 253,053	$ 2,859	$ -	$ -	$ 287,309
Alnylam Pharmaceuticals, Inc.	66,565	7,715	-	-	101,762
Applied Micro Circuits Corp.	42,462	2,551	-	-	51,927
Cepheid, Inc.	159,589	-	53,694	-	122,410
Chuys Holdings, Inc.	35,427	2,195	-	-	45,383
Clovis Oncology, Inc.	33,113	3,688	-	-	44,749
Cree, Inc.	367,213	-	-	-	514,052
Cypress Semiconductor Corp.	158,271	-	-	-	164,197
Elan Corp. PLC sponsored ADR	376,187	-	5,360	-	421,781
Exelixis, Inc.	84,573	1,049	-	-	79,908
Fossil, Inc.	497,354	-	-	-	591,312
Francescas Holdings Corp.	96,789	5,837	-	-	99,977
Fresh Market, Inc.	126,904	-	-	-	114,148
Fusion-io, Inc.	215,384	6,497	-	-	161,381
Green Mountain Coffee Roasters, Inc.	246,512	58,077	-	-	385,478
Herbalife Ltd.	496,486	11,653	35,016	-	400,894
Home Inns & Hotels Management, Inc. sponsored ADR	74,592	-	-	-	80,975
ICG Group, Inc.	42,091	-	-	-	49,188
ImmunoGen, Inc.	105,959	484	-	-	127,207
Immunomedics, Inc.	24,008	-	-	-	17,310
Infinera Corp.	62,562	28	-	-	72,796
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Insulet Corp.	$ 84,648	$ 7,945	$ -	$ -	$ 95,681
Isis Pharmaceuticals, Inc.	92,150	1,328	-	-	148,709
JetBlue Airways Corp.	94,756	-	-	-	111,716
K12, Inc.	34,833	-	-	-	41,909
Lexicon Pharmaceuticals, Inc.	87,605	182	-	-	100,521
lululemon athletica, Inc.	869,765	-	-	-	812,452
Lumber Liquidators Holdings, Inc.	146,824	-	-	-	161,895
MAP Pharmaceuticals, Inc.	55,893	158	-	-	87,912
Mellanox Technologies Ltd.	308,376	-	-	-	223,116
Merrimack Pharmaceuticals, Inc.	41,906	3,476	-	-	41,168
Metabolix, Inc.	2,899	-	-	-	6,235
NPS Pharmaceuticals, Inc.	78,422	8,159	-	-	68,531
NVIDIA Corp.	577,201	26,176	-	3,770	636,740
PrivateBancorp, Inc.	71,583	345	-	44	78,597
Prothena Corp. PLC	-	-	-	-	5,672
QLIK Technologies, Inc.	158,561	-	38,576	-	165,951
Rambus, Inc.	56,027	-	-	-	64,620
Red Hat, Inc.	751,798	-	-	-	773,256
Regeneron Pharmaceuticals, Inc.	1,433,871	-	73,995	-	1,284,499
Rigel Pharmaceuticals, Inc.	61,337	9,568	-	-	58,853
salesforce.com, Inc.	1,671,883	25,201	-	-	1,819,826
Seattle Genetics, Inc.	299,180	2,399	-	-	335,129
Silicon Graphics International Corp.	26,926	1,059	-	-	49,406
Silicon Laboratories, Inc.	192,400	-	-	-	191,020
SodaStream International Ltd.	79,374	-	-	-	94,719
TiVo, Inc.	94,473	-	-	-	100,044
Transition Therapeutics, Inc.	5,738	-	-	-	4,921
Universal Display Corp.	85,870	-	-	-	112,840
Volterra Semiconductor Corp.	22,684	-	20,395	-	-
Total	$ 11,052,077	$ 188,629	$ 227,036	$ 3,814	$ 11,610,082
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,227,731	$ 7,163,555	$ 29,171	$ 35,005
Consumer Staples	5,059,063	5,059,063	-	-
Energy	2,267,225	2,267,225	-	-
Financials	2,137,211	2,137,211	-	-
Health Care	7,771,522	7,715,516	-	56,006
Industrials	3,322,051	3,322,051	-	-
Information Technology	15,045,249	15,035,249	-	10,000
Materials	1,108,303	1,108,303	-	-
Telecommunication Services	227,338	227,338	-	-
Money Market Funds	1,767,048	1,767,048	-	-
Total Investments in Securities:	$ 45,932,741	$ 45,802,559	$ 29,171	$ 101,011
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $29,684,908,000. Net unrealized appreciation aggregated $16,247,833,000, of which $17,942,763,000 related to appreciated investment securities and $1,694,930,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013